Share-Based Compensation - Schedule of Compensation Expense and Future Stock Compensation Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended
	Apr. 17, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized share-based compensation		$ (1,415)	$ 0		$ (2,425)	$ 0
Total share-based compensation expense		1,737	0		8,232	0
Future share-based compensation expense				$ 21,300	21,282
2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					2,872
2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					8,927
2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					8,600
2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					883
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation cost		559	0		$ 2,726	$ 0
Compensation expense, cumulative effect adjustment at IPO	$ 2,000
Shares vested during period (in shares)					3,058,000	0
Future share-based compensation expense					$ 2,135
Incentive Units | 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					178
Incentive Units | 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					712
Incentive Units | 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					712
Incentive Units | 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					533
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation cost		285	0		3,741	$ 0
Compensation expense, cumulative effect adjustment at IPO		$ 3,200
Shares vested during period (in shares)		152,742
Future share-based compensation expense					2,893
RSAs | 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					285
RSAs | 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					1,129
RSAs | 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					1,129
RSAs | 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					350
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation cost		$ 1,686	0		2,932	0
Future share-based compensation expense					9,794
Restricted stock units | 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					1,686
Restricted stock units | 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					4,217
Restricted stock units | 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					3,891
Restricted stock units | 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					0
Performance-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation cost		$ 622	$ 0		1,258	$ 0
Future share-based compensation expense					6,460
Performance-Based Restricted Stock Units | 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					723
Performance-Based Restricted Stock Units | 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					2,869
Performance-Based Restricted Stock Units | 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					2,868
Performance-Based Restricted Stock Units | 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future share-based compensation expense					$ 0